Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [Line Items]
Revenues	$ 1,405	$ 1,423	$ 2,925	$ 2,910
Adjusted EBITDA	479	355	959	752
Fair value adjustments (see note 6)	(3)	(2)	20	(3)
Depreciation	(43)	(38)	(83)	(72)
Other operating gains, net	80	261	48	305
Operating profit	365	447	655	721
Net interest expense	(52)	(37)	(97)	(72)
Other finance (costs) income	(13)	(18)	34	(29)
Share of post-tax losses in equity method investments	(153)	(138)	(207)	(251)
Tax expense	(16)	(47)	(63)	(48)
Earnings from continuing operations	131	207	322	321
Operating segments [member]
Disclosure of operating segments [Line Items]
Revenues	1,405	1,423	2,925	2,910
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	620	605	1,246	1,205
Adjusted EBITDA	254	229	484	458
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	329	315	696	661
Adjusted EBITDA	118	98	235	209
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	168	182	386	404
Adjusted EBITDA	54	59	138	151
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	155	156	310	311
Adjusted EBITDA	25	19	44	42
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	134	164	289	329
Adjusted EBITDA	54	72	117	146
Operating segments [member] | Eliminations/Rounding [member]
Disclosure of operating segments [Line Items]
Revenues	(1)	1	(2)
Corporate costs [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(26)	(122)	(59)	(254)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(118)	(104)	(229)	(209)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (30)	$ (25)	$ (60)	$ (52)